Income Taxes - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current income tax expense	¥ 7,845	$ 1,122	¥ 14,142	¥ 12,940
Deferred income tax benefit	(88,214)	(12,615)	(1,545)	(4,460)
Income tax expenses (benefit)	¥ (80,369)	$ (11,493)	¥ 12,597	¥ 8,480